Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
Accrued Payroll and Welfare	$234,804	$182,783
Deposits Payable	99,999	155,482
Accrued service expense	97,986	87,059
Accrued maintenance expenses	13,025	61,350
Accrued utility expense	101,873	50,242
Loan payable	44,916	49,495
Tax payable	86,542	36,853
Others	33,985	63,456
Total accrued expenses and other current liabilities	$713,130	$686,720